PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2015	2016
Cost
Buildings and plant	$313,290,516	$286,302,082
Machinery and equipment	389,373,554	371,703,665
Furniture, fixtures and equipment	22,418,768	21,355,517
Motor vehicles	293,331	334,025
Less: Accumulated depreciation	(188,680,279)	(206,725,215)
Property, plant and equipment, net	$536,695,889	$472,970,074
Construction in process	7,630,236	84,457,810
Total	$544,326,125	$557,427,884

Depreciation expense was $28,007,943, $31,361,026 and $33,822,082 for the years ended December 31, 2014, 2015 and 2016, respectively.

$84.5 million of construction in process as of December 31, 2016 was mostly related to the Phase 3A expansion project, which is expected to increase the capacity from 12,150 MT to 18,000 MT. The Group had already completed the construction and installation of Phase 3A at the end of 2016 and commenced initial production in the first quarter of 2017 as planned.

The Company recognized impairments for long-lived assets of $nil, $1,622,588 and $198,689 during the years ended December 31, 2014, 2015 and 2016, respectively.